Document and Entity Information	Aug. 17, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001346980
Document Type	8-K
Document Period End Date	Aug. 17, 2020
Entity Registrant Name	CHAPARRAL ENERGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38602
Entity Tax Identification Number	73-1590941
Entity Address, Address Line One	701 Cedar Lake Boulevard
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73114
City Area Code	(405)
Local Phone Number	478-8770
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	CHAP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false